Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	REGENERON PHARMACEUTICALS, INC.
Entity Central Index Key	0000872589
Amendment Flag	false